Loss Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Loss Per Common Share

20. LOSS PER COMMON SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price for the period.

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2014	2013	2012
Net loss	$(29,808)	$(9,943)	$(50,491)

Net loss available to common shareholders	$(29,808)	$(9,943)	$(50,491)

Average common shares outstanding	17,830,018	17,283,162	17,187,742
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	17,830,018	17,283,162	17,187,742

Loss per share – basic(1)	$(1.67)	$(0.58)	$(2.94)
Loss per share – diluted(1)	$(1.67)	$(0.58)	$(2.94)

(1)	Prior period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.